Discontinued Operations (Details) - Schedule of Earnings Per Share from Discontinued Operations (Parentheticals) - SFr / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Earnings Per Share from Discontinued Operations [Abstract]
Diluted earnings / (loss) per share from discontinued operations	SFr 6.92	SFr (172.98)	SFr (313.15)